================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

      For the monthly distribution period from May 1, 2006 to May 31, 2006

                    Commission File Number of issuing entity:
                                  333-131209-03

                           RASC SERIES 2006-KS4 TRUST
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131209

                    RESIDENTIAL ASSET SECURITIES CORPORATION
              (Exact name of depositor as specified in its charter)

                         RESIDENTIAL FUNDING CORPORATION
               (Exact name of sponsor as specified in its charter)

                     New York                                       None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

c/o Residential Funding Corporation, as Master Servicer
         8400 Normandale Lake Boulevard                             55437
          Minneapolis, Minnesota 55437                              (Zip Code)
    (Address of principal executive offices of
                 issuing entity)

                                 (952) 857-7000
                    (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class            Registered/reported pursuant to (check one)         Name of
                                                                                         exchange
                                                                                      (If Section 12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Home Equity Mortgage Asset-Backed
Pass-Through Certificates,
Series 2006-KS4, in the classes
specified herein                         [___]         [___]         [ X ]             _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RASC Series 2006-KS4 Home Equity Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated May 26, 2006, and related Prospectus dated April 1, 2006 (collectively, the "Prospectus"), of the RASC Series 2006-KS4 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus:
Class A-1, Class A-2, Class A-3, Class A-4, Class M-1, Class M-2, Class M-3, Class M-4, Class M-5, Class M-6, Class M-7, Class M-8, Class M-9, and Class M-10 Certificates.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

On the  closing  date  of  the  issuance  of  the  Certificates,  the  Class  SB
Certificates and the Class B Certificates were sold to a limited number of qualified institutional buyers, institutional accredited investors or non-United States persons in transactions exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Regulation D, Regulation S or Rule 144A under the Act.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   June 2006 Monthly Statement to Certificateholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Pooling and Servicing Agreement dated as of May 1, 2006 by and among Residential Asset Securities Corporation, as depositor, Residential Funding Corporation, as master servicer, and U.S. Bank National Association, as trustee, and Clayton Fixed Income Services, Inc., as credit risk manager (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2006).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of May 30, 2006, between Residential Funding Corporation and Residential Asset Securities Corporation (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2006).

Exhibit 10.3 Novation Confirmation, dated as of May 30, 2006, between U.S. Bank National Association, as trustee on behalf of the RASC Series 2006-KS4 Trust, and Bear Stearns Financial Products Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 14, 2006).

Exhibit 99.1   June 2006 Monthly Statement to Certificateholders

                                   SIGNATURES




        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  June 26, 2006



                           RASC Series 2006-KS4 Trust
                                    (Issuing entity)

                                    By:  Residential Funding Corporation, as
                                         Master Servicer


                                            By:/s/ Barbara Wendt
                                                 Name:   Barbara Wendt
                                                 Title:  Managing Director

             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS